Equity Incentive Plan - Summary of Company's Restricted Stock (Detail) - $ / shares				12 Months Ended
	Nov. 03, 2016	Sep. 19, 2016	May 13, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options Outstanding, Weighted Average Exercise Price, and Additional Disclosures [Abstract]
Number of Restricted Shares, Nonvested at beginning of period				16,983
Number of Restricted Shares, Granted				28,864	16,983
Number of Restricted Shares, Vested				(5,657)
Number of Restricted Shares, Forfeited	(1,558)	(916)	(666)	(3,140)
Number of Restricted Shares, Nonvested at December 31, 2016				37,050	16,983
Weighted Average Grant Date Fair Value, Nonvested at beginning of period				$ 10.82
Weighted Average Grant Date Fair Value, Granted				10.75	$ 10.82
Weighted Average Grant Date Fair Value, Vested				10.82
Weighted Average Grant Date Fair Value, Forfeited				10.87
Weighted Average Grant Date Fair Value, Nonvested at December 31, 2016				$ 10.77	$ 10.82